Accounting policies - IFRS 16 Implementation - Additional Information (Detail) - Expected impact of initial application of new standards or interpretations [member]	Jan. 01, 2019 GBP (£) Point
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset	£ 2,000,000,000
Lease liability	£ 2,000,000,000
Increase to operating margin | Point	0.4
Decrease to diluted earnings per share	£ (0.013)
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset	2,500,000,000
Lease liability	£ 2,500,000,000
Increase to operating margin | Point	0.6
Decrease to diluted earnings per share	£ (0.016)